UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Growth Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.3%
Information Technology - 36.7%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	33,250	$4,643,030
Palo Alto Networks, Inc. (a)	32,410	3,513,568

		8,156,598

Internet Software & Services - 12.7%
Alphabet, Inc.-Class C (a)	53,226	48,220,627
CoStar Group, Inc. (a)	22,170	5,340,531
Facebook, Inc.-Class A (a)	272,050	40,875,513

		94,436,671

IT Services - 8.4%
Automatic Data Processing, Inc.	35,010	3,658,195
Fiserv, Inc. (a)	81,010	9,651,531
Vantiv, Inc.-Class A (a)	184,690	11,458,168
Visa, Inc.-Class A	407,018	37,128,182

		61,896,076

Semiconductors & Semiconductor Equipment - 4.0%
NVIDIA Corp.	94,270	9,832,361
Xilinx, Inc.	316,650	19,983,781

		29,816,142

Software - 7.8%
Adobe Systems, Inc. (a)	182,290	24,379,465
Electronic Arts, Inc. (a)	134,320	12,736,222
Ellie Mae, Inc. (a)	51,610	5,251,834
HubSpot, Inc. (a)	100,860	6,762,663
ServiceNow, Inc. (a)	53,022	5,009,518
Splunk, Inc. (a)	56,000	3,601,360

		57,741,062

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	140,930	20,244,595

		272,291,144

Consumer Discretionary - 20.6%
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	102,280	7,785,554

Hotels, Restaurants & Leisure - 4.3%
Buffalo Wild Wings, Inc. (a)	36,290	5,717,489
Planet Fitness, Inc.	502,750	10,457,200
Starbucks Corp.	265,550	15,948,933

		32,123,622

Internet & Direct Marketing Retail - 1.5%
Priceline Group, Inc. (The) (a)	5,905	10,905,472

Company	Shares	U.S. $ Value
Media - 3.2%
AMC Networks, Inc.-Class A (a)	94,322	5,629,137
Comcast Corp.-Class A	457,320	17,922,371

		23,551,508

Multiline Retail - 1.7%
Dollar Tree, Inc. (a)	148,080	12,256,582

Specialty Retail - 6.6%
Burlington Stores, Inc. (a)	38,270	3,785,668
Home Depot, Inc. (The)	187,950	29,338,995
O’Reilly Automotive, Inc. (a)	44,270	10,985,600
Ulta Salon Cosmetics & Fragrance, Inc. (a)	16,690	4,697,234

		48,807,497

Textiles, Apparel & Luxury Goods - 2.3%
NIKE, Inc.-Class B	314,580	17,430,878

		152,861,113

Health Care - 20.3%
Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (a)	101,240	12,936,447
Biogen, Inc. (a)	65,224	17,689,401
Gilead Sciences, Inc.	94,753	6,495,318

		37,121,166

Health Care Equipment & Supplies - 8.0%
Align Technology, Inc. (a)	35,536	4,783,856
DexCom, Inc. (a)	66,060	5,150,038
Edwards Lifesciences Corp. (a)	237,080	26,000,564
Intuitive Surgical, Inc. (a)	23,981	20,044,998
Nevro Corp. (a)	37,360	3,520,059

		59,499,515

Health Care Providers & Services - 5.3%
Teladoc, Inc. (a)(b)	157,663	3,910,042
UnitedHealth Group, Inc.	203,710	35,624,805

		39,534,847

Health Care Technology - 1.2%
Cerner Corp. (a)	142,090	9,200,328

Pharmaceuticals - 0.8%
Zoetis, Inc.	99,580	5,587,434

		150,943,290

Industrials - 9.4%
Aerospace & Defense - 0.7%
Hexcel Corp.	99,350	5,141,362

Building Products - 2.8%
Allegion PLC	108,000	8,493,120
AO Smith Corp.	143,510	7,732,319
Lennox International, Inc.	27,210	4,500,262

		20,725,701

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	239,280	7,393,752

Industrial Conglomerates - 1.9%
Roper Technologies, Inc.	63,260	13,834,962

Machinery - 3.0%
IDEX Corp.	97,390	10,202,577
Middleby Corp. (The) (a)	33,540	4,565,800
WABCO Holdings, Inc. (a)	64,090	7,618,378

		22,386,755

		69,482,532

Consumer Staples - 6.4%
Beverages - 4.4%
Constellation Brands, Inc.-Class A	75,520	13,030,221
Monster Beverage Corp. (a)	429,928	19,510,133

		32,540,354

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	85,710	15,215,239

		47,755,593

Materials - 2.0%
Chemicals - 2.0%
Ecolab, Inc.	86,330	11,144,340
PolyOne Corp.	98,430	3,859,440

		15,003,780

Financials - 0.9%
Capital Markets - 0.9%
MarketAxess Holdings, Inc.	16,580	3,191,981
S&P Global, Inc.	27,230	3,653,994

		6,845,975

Total Common Stocks (cost $509,346,307)		715,183,427

SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (c)(d) (cost $28,392,166)	28,392,166	28,392,166

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $537,738,473)		743,575,593

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (c)(d) (cost $431,989)	431,989	431,989

Total Investments - 100.2% (cost $538,170,462) (e)		744,007,582
Other assets less liabilities - (0.2)%		(1,849,799)

Net Assets - 100.0%		$742,157,783

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $208,181,079 and gross unrealized depreciation of investments was $(2,343,959), resulting in net unrealized appreciation of $205,837,120.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Growth Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$715,183,427		$	– 0	–	$	– 0	–	$715,183,427
Short-Term Investments	28,392,166			– 0	–		– 0	–	28,392,166
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	431,989			– 0	–		– 0	–	431,989

Total Investments in Securities	744,007,582			– 0	–		– 0	–	744,007,582
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$744,007,582		$	– 0	–	$	– 0	–	$744,007,582

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended April 30, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/17 (000)	Dividend Income (000)
$34,011	$139,855	$145,474	$28,392	$78

A summary of the Fund’s investments of cash collateral for securities lending transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended April 30, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/17 (000)	Dividend Income (000)
$842	$108,467	$108,877	$432	$25

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2017